Business acquisition (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥) item
Business acquisition [Line Items]
Cash consideration	¥ 7,973
Total unpaid consideration	27,094
Reduction of additional paid-in capital			¥ 1,496
Goodwill, Purchase Accounting Adjustments	505	$ 73
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustments Related to Previous Period	1,905
Travel agencies [Member]
Business acquisition [Line Items]
Number of offline travel agencies acquired | item			4
Total purchase price	28,077		¥ 115,498
Cash consideration	16,507		100,163
Fair value of contingent cash consideration to be made based on the achievement of certain revenue and profit target	11,570		¥ 15,335
Total unpaid consideration	12,250
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Consideration Transferred	2,891
Noncontrolling Interest, Period Increase (Decrease)	401
Goodwill, Purchase Accounting Adjustments	505
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Financial Liabilities	172
Travel agencies [Member] | Customer Relationships [Member]
Business acquisition [Line Items]
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Intangibles	138
Travel agencies [Member] | Trade Names [Member]
Business acquisition [Line Items]
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Intangibles	449
Travel agencies [Member] | Noncompete Agreements [Member]
Business acquisition [Line Items]
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Intangibles	¥ 99
Travel agencies [Member] | Minimum [Member]
Business acquisition [Line Items]
Period used to measure achievement of certain revenue and profit target for contingent cash consideration payment			3 years
Travel agencies [Member] | Maximum [Member]
Business acquisition [Line Items]
Period used to measure achievement of certain revenue and profit target for contingent cash consideration payment			4 years
Offline travel agency, one [Member]
Business acquisition [Line Items]
Equity interests acquired			90.00%
Additional equity interests acquired			10.00%
Consideration transferred for acquisition of additional interest			¥ 1,496
Reduction of additional paid-in capital			¥ 683
Offline travel agency, two [Member]
Business acquisition [Line Items]
Equity interests acquired	100.00%		100.00%
Offline travel agency, three [Member]
Business acquisition [Line Items]
Equity interests acquired			75.02%
Offline travel agency, four [Member]
Business acquisition [Line Items]
Equity interests acquired			80.00%
Other acquisition [Member]
Business acquisition [Line Items]
Equity interests acquired			100.00%
Total unpaid consideration			¥ 8,645